Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Summary of Short-term Investments Classifications

Short-term investments classification as of December 31, 2025 and 2024 were shown as below:

	December 31,
	2025	2024
Held-to-maturity debt investments	$2,254,968	$1,649,810
Available-for-sale debt investments	110,868	2,134,316
Equity securities	3,117,237	5,829,202
Total short-term investments	$5,483,073	$9,613,328

Summary Long-term Investments Held by Company

The following table sets forth a breakdown of the categories of long-term investments held by the Company as of the dates indicated:

	December 31,
	2025	2024
Held-to-maturity debt investment	$224,421	$206,885
Equity method investments	281,762	278,384
Private equity investments without readily determinable fair values	6,141	6,080
Total long-term investments	$512,324	$491,349

Summary of Equity Method Investments

Equity method investments

		Equity method investment balance		Share of earnings (losses) from equity method investments
		December 31,		For the year ended December 31,
	Ownership Percentage	2025	2024	2025	2024
SKY Biologics Co., Ltd	45.00%	$76,790	$93,281	$(16,492)	$(7,895)
VIVO (Suzhou) Health Industry Investment Fund L.P.	12.50%	104,411	96,178	6,538	1,324
Vivo Innovation Fund II, L.P.	16.86%	38,856	34,216	1,785	(549)
Vivo Co-Invest (S), L.P.	100.00%	8,029	7,905	(75)	(42)
Keyvac Biyolojik Ürünler Sanayi ve Ticaret Anonim Şirketi	55.00%	34,512	28,312	4,809	4,341
Chongqing Evaheart MEDICAL Device Co., Ltd	7.06%	11,621	11,960	(846)	(922)
UPH Biopharmaceutical (Private) Limited	51.00%	—	—	—	(216)
Others		7,543	6,532	245	1,259
Total equity method investments		$281,762	$278,384	$(4,036)	$(2,700)